INVENTORIES	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 3:-	INVENTORIES

a.	Inventories are comprised of the following:

	December 31,
	2019	2018

Raw materials, parts and supplies	$6,638	$5,885
Work in progress and assembled raw materials	15,409	10,548
Finished products	5,156	4,676

	$27,203	$21,109

b.	Inventory write-offs amounted to $2,624, $6,354 and $3,270 for the years ended December 31, 2019, 2018 and 2017, respectively.